Summary of Significant Accounting Policies (Details 1) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Summary of fair value of financial instruments
Warrant derivatives	$ 1,068,458	$ 33,593	$ 232,501	$ 38,427	$ 39,337	$ 38,557
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Summary of fair value of financial instruments
Warrant derivatives
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Summary of fair value of financial instruments
Warrant derivatives
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Summary of fair value of financial instruments
Warrant derivatives	$ 1,068,458	$ 33,593				$ 38,557